Consolidated Statements of Stockholders' Equity (USD $)	Common Stock	Additional Paid-in Capital	Accumulated During the Development Stage	Total
Stockholders' Equity at Dec. 31, 2011	$ 13,329	$ 233,765	$ (353,105)	$ (106,011)
Shares Issued at Dec. 31, 2011	12,012,600			12,012,600
Contributed rent and services		14,311		14,311
Net Income (Loss)			(26,712)	(26,712)
Stockholders' Equity at Mar. 31, 2012	$ 13,329	$ 248,076	$ (379,817)	$ (118,412)
Shares Issued at Mar. 31, 2012	12,012,600			12,012,600